Debt - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Interest expense, net	$ 33	$ 34	$ 36	$ 36	$ 36	$ 33	$ 33	$ 36	$ 36	$ 142	$ 138	$ 149
Weighted-average interest rate of total debt	4.20%	4.30%			4.70%	4.70%				4.30%	4.70%	4.90%
Senior Notes
Debt Instrument [Line Items]
Scheduled maturities of long-term debt in 2020	$ 0	$ 0								$ 0
Scheduled maturities of long-term debt in 2021	0	0								0
Scheduled maturities of long-term debt in 2022	0	0								0
Scheduled maturities of long-term debt in 2023	300	300								300
Scheduled maturities of long-term debt, thereafter	$ 1,384	$ 1,372								$ 1,372
Acquisition Corp. | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maturity date										Jan. 31, 2023
Acquisition Corp. | Term Loan Facility
Debt Instrument [Line Items]
Credit facility maturity date										Nov. 01, 2023